Income Tax Benefit (Details 1) - AUD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income Tax Benefit [Abstract]
Loss from continuing operations before income tax expense		$ (2,927,206)	$ (4,656,421)	$ (3,068,582)
Tax at the Australian tax rate of 27.5% (2019 27.5%)		(804,982)	(1,280,516)
Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
R&D tax incentive		(84,762)	(146,026)
Accounting expenditure subject to R&D tax incentive		194,855	335,693
Share-based payments		(146,826)	369,463
Net impact of other amounts not deductible (taxable)		(18,678)	38,656
Subtotal		(860,393)	(682,730)
Tax losses and other timing differences for which no deferred tax asset is recognized	[1]	860,393	682,730
Income tax expense

[1]	The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.